The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund
THE INDUSTRY LEADERS® FUND
OBJECTIVE OF THE FUND
The Fund seeks to obtain long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold

Shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Industry Leaders Fund	Investor Shares	Institutional Shares
Management Fees	0.45%	0.45%
Other Fund Expenses (Administration Fee)	0.38%	0.13%
Total Annual Fund Operating Expenses	0.83%	0.58%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your Shares at the end of those periods.

The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Industry Leaders Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Shares	85	265	461	1,028
Institutional Shares	59	186	324	728

You would pay the same expenses if you did not redeem your Shares (the Fund does not have a redemption fee).

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

42.46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY OF THE FUND
The Fund's approach is to invest substantially all of its assets in accordance with the Industry Leaders® Portfolio Strategy as defined below.  The Fund will provide shareholders with at least 60 days notice before changing this strategy.

o          The Fund utilizes the Adviser's proprietary investment process, the

           Industry Leaders® Portfolio Strategy (the "Portfolio Strategy").

o          The Fund invests its assets in accordance with the portfolio allocation and stock selection produced by the Portfolio Strategy. The

           Portfolio Strategy is based on fundamental inputs, not market capitalization.

o          The companies selected by the Portfolio Strategy for Fund investments are leaders in their respective industries, that have common shareholder's equity among the highest in their respective industries with debt securities, if any, rated at least "A" by a nationally recognized rating organization such as Standard and Poor's or Moody's Investor Service, or which are, in the opinion of the Adviser, of comparable quality. Common shareholder's equity" is total shareholder's equity as of the most recent quarterly balance sheet minus preferred stock, redeemable preferred stock and equity interests in subsidiarycompanies held outside the controlling parent company.

o          The companies selected by the Portfolio Strategy may be considered to be "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit.

o          The Fund anticipates that the investment portfolio will consist of the common stocks representing 65 to 85 companies, primarily domestic, from between 45 to 60 different industries.

o          The Fund strives to remain fully invested. However, it may not always be fully invested for several reasons, including, but not limited to,

           obtaining economic efficiency with respect to brokerage costs. The Adviser may use short-term cash management instruments to temporarily hold uninvested

           Fund assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the same risks common to all mutual funds that invest in equity securities. You could lose money by investing in the Fund if any of the following occurs:

       o          The securities in which the Fund invests go down.

       o          Fees and expenses are greater than investment returns.

The following risks of loss are particular to investing in the Fund:

       o          The Portfolio Strategy may not perform as expected.

       o          "Blue Chip" stocks may fall out of favor with investors and may under perform other segments of the equity markets or the equity markets as a whole.

Before investing in the Fund, you should read this Prospectus in its entirety and keep in mind all of the following:

       o          Mutual fund shares are subject to risks, including possible loss of your principal investment.

The Fund may be a suitable investment if you are:

       o          Seeking investment over the long term;

       o          Seeking investment mainly in U.S. companies; or

       o          Seeking a systematic and disciplined large capitalization "Blue Chip"

                  portfolio strategy.

However, the Fund is NOT appropriate if you are:

       o          Seeking short-term gains or current income;

       o          Seeking absolute predictability and stability of investment principal; or

       o          Not willing to take any risk of losing money on an investment.

PERFORMANCE
Total Returns:
The chart and table below show how the Fund has performed, and how its performance has varied, from year to year.  The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the

Fund's yearly performance for each full calendar year since the Fund's inception on March 17, 1999.  The table accompanying the bar chart compares the Fund's performance over time on a before and after-tax basis to that of the S&P 500

Index, a widely recognized unmanaged index of stock performance.

Of course, past performance, before and after taxes, does not indicate how the

Fund will perform in the future.

Investor Shares Bar Chart:

Best And Worst Quarters:

Best Quarter    Quarter Ended June 30, 2009         17.65%

Worst Quarter   Quarter Ended September 30, 2001   -18.18%

AVERAGE ANNUAL TOTAL RETURNS Period Ended December 31, 2010
Average Annual Total Returns The Industry Leaders Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Shares	Return before Taxes	11.78%	(2.96%)	3.08%	3.44%	3.22%	Mar. 17, 1999
Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	11.78%	(3.64%)	2.33%	2.75%	2.54%	Mar. 17, 1999
Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.66%	(2.89%)	2.33%	2.69%	2.50%	Mar. 17, 1999
Institutional Shares	Return before Taxes	12.01%	(2.72%)	3.35%		4.94%	Nov. 30, 2001
S&P 500 Total Return Index	S&P 500 Total Return Inde (does nor reflect deduction for fees, expenses or taxes)	15.08%	(2.84%)	2.29%	1.41%	1.53%	Mar. 17, 1999	3.08%	Nov. 30, 2001

To calculate the figures in the above table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest marginal income tax bracket.  We did not take into consideration state or local income taxes.  Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment,

because such accounts are subject to taxes only upon distribution.  In certain cases the figure representing "Return After Taxes on Distributions and Sale of

Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon sale and translates into an assumed tax deduction that benefits the shareholder.  Please note that your after-tax returns depend on your tax situation and may differ from those shown. The performance of the Institutional Shares will differ due to differences in expenses.